Share-Based Compensation Expense - Fair Value of Options Granted - Elan (Parenthetical) (Detail) (Elan [Member], Stock Compensation Plan [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of options granted	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives of options granted	4 years 10 months 24 days	4 years 10 months 24 days	4 years 9 months 18 days	4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives of options granted	6 years 9 months 18 days	6 years 9 months 18 days	7 years 4 months 24 days	7 years 6 months